Related Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Related Party and Party in Interest Transactions
Related Party and Party in Interest Transactions
5.	Related Party and Party in Interest Transactions

The Plan has investments in the common stock of Rhinebeck Bancorp, Inc., mutual funds, pooled separate accounts, common collective trusts, and a guaranteed annuity contract managed by members of the Principal Financial Group.  Rhinebeck Bancorp, Inc. is the holding company for Rhinebeck Bank, the Plan Sponsor. Principal Trust Company is also the custodian of the Plan and therefore these transactions qualify as party-in-interest transactions.  Fees paid by the Plan to the custodian for loan administration and other administrative services were $38,629 for the year ended December 31, 2025. Fees incurred by the Plan for investment manager services are included in net appreciation in fair value of the investments, as they are paid through revenue sharing, rather than a direct payment. Additionally, the Plan issues loans to participants, which are secured by the participant’s account balances. These transactions also qualify as party in interest transactions. The plan invests in the common stock of Rhinebeck Bancorp, Inc., which is the holding company for Rhinebeck Bank, a New York-chartered stock savings bank and plan sponsor.

Certain administrative functions of the Plan are performed by officers or employees of the Bank. No such officer or employee receives compensation from the Plan.